UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6177

        Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.4% (4.0% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 740	4.250%, 6/01/21	6/15 at 100.00	BBB	$ 686,735
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB	3,033,800
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,883,200
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	4,358,893
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	3,157,210
	Bonds, Series 2005A-1, 5.375%, 6/01/38

16,480	Total Consumer Staples			13,119,838

	Education and Civic Organizations – 12.6% (7.9% of Total Investments)
575	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 1996,	4/08 at 101.00	AAA	581,406
	5.125%, 10/01/26 – CONNIE LEE
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	2,092,860
	5.000%, 10/01/27 – MBIA Insured
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	170,207
	2005A, 5.000%, 10/01/35
930	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	979,448
	2000, 5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	124,238
160	5.000%, 11/01/25	11/15 at 100.00	A2	162,555
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	4/08 at 102.00	A1	6,126,060
	Projects, Series 1997C, 5.400%, 10/01/22
2,500	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	2,602,525
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
4,000	University of California System, General Revenue Bonds, Series 2006J, 4.500%, 5/15/35 –	5/15 at 101.00	AAA	3,922,600
	FSA Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
4,270	5.125%, 5/15/16 – AMBAC Insured	5/13 at 100.00	AAA	4,618,603
3,000	5.125%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AAA	3,244,920
1,060	5.000%, 5/15/24 – AMBAC Insured	5/13 at 100.00	AAA	1,107,106

24,785	Total Education and Civic Organizations			25,732,528

	Health Care – 14.1% (8.9% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,093,270
	Series 2004G, 5.250%, 7/01/23
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
390	5.000%, 4/01/37	4/16 at 100.00	A+	387,894
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,370,472
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,921,077
	5.250%, 11/15/46 (UB)
4,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,676,850
	Project, Series 2007, 5.375%, 12/01/37 (WI/DD, Settling 12/13/07)
5,515	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,392,126
	Series 2006, 5.000%, 3/01/41
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,869,311
	Series 2001C, 5.250%, 8/01/31
2,145	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	2,185,347
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)
1,000	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series	12/07 at 102.00	BBB+	1,020,940
	1997A, 5.700%, 12/01/14

28,760	Total Health Care			28,917,287

	Housing/Multifamily – 1.0% (0.6% of Total Investments)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	2,048,200
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32

	Housing/Single Family – 1.6% (1.0% of Total Investments)
495	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	531,452
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,485	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42	2/16 at 100.00	Aa2	2,648,588
	(Alternative Minimum Tax)

2,980	Total Housing/Single Family			3,180,040

	Industrials – 0.5% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,201,663
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 1.3% (0.8% of Total Investments)
2,595	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	2,640,464
	Group, Series 1999, 5.375%, 4/01/17

	Tax Obligation/General – 11.8% (7.4% of Total Investments)
5	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	5,233
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20	8/13 at 100.00	A+	2,136,560
1,000	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/21	2/14 at 100.00	A+	1,053,860
2,395	Fontana Unified School District, San Bernardino County, California, General Obligation	5/09 at 102.00	AAA	2,523,372
	Refunding Bonds, Series 1997D, 5.800%, 5/01/17 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	AA	10,508,374
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	3,668,145
	MBIA Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	21,693
	5.250%, 8/01/21 – MBIA Insured
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	360,729
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	3,852,975
	Series 2003E, 5.250%, 7/01/24 – FSA Insured

22,575	Total Tax Obligation/General			24,130,941

	Tax Obligation/Limited – 34.0% (21.3% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,279,660
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	AAA	3,136,710
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
2,350	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,552,077
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	441,996
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	AAA	1,686,075
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
840	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AAA	851,735
	Revenue Bonds, Series 2005A, Residual Series 1500, 7.150%, 6/01/45 – AMBAC Insured (IF)
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,837,862
	Series 2006, 5.000%, 9/01/26 – XLCA Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	3,950,285
	5.000%, 9/01/35 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	197,142
470	5.125%, 9/01/36	9/16 at 100.00	N/R	441,748
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	786,062
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
3,335	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	AAA	3,645,455
	2006B, Residuals 1940, 7.308%, 9/01/31 – FGIC Insured (IF)
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	AAA	4,318,989
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – MBIA Insured
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,093,797
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	4,825,152
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/08 at 101.00	N/R	1,702,305
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,518,825
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	AAA	1,046,400
	Area 1, Series 2003, 5.000%, 8/01/23 – MBIA Insured
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	379,898
	2005A, 5.000%, 9/01/35 – XLCA Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	AAA	2,062,540
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
460	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	473,105
	8/01/25 – AMBAC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	4,511,360
	5.400%, 11/01/20 – AMBAC Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,129,620
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	3,687,500
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	AAA	6,163,560
	5.000%, 2/01/38 – AMBAC Insured (UB)
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	AAA	2,971,038
	Series 2003, 5.000%, 6/01/23 – MBIA Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	9/10 at 102.00	AAA	5,517,068
	Live Oak and Soquel Community Improvement Projects, Series 2000, 5.250%,
	9/01/25 – AMBAC Insured
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AAA	1,316,789
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured

65,125	Total Tax Obligation/Limited			69,524,753

	Transportation – 27.9% (17.5% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	10/09 at 101.00	AAA	13,263,510
	1999A, 5.000%, 10/01/29 – MBIA Insured
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,180,235
	2006, 5.000%, 4/01/31
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,210,945
	Bonds, Series 1999, 0.000%, 1/15/29
9,980	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.500%, 5/15/25 (Alternative	5/10 at 101.00	AA	10,361,635
	Minimum Tax)
9,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	9,310,050
	(Alternative Minimum Tax)
15,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	15,680,549
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

55,560	Total Transportation			57,006,924

	U.S. Guaranteed – 35.0% (22.0% of Total Investments) (4)
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2001D:
3,875	5.000%, 4/01/12 (Pre-refunded 4/01/11)	4/11 at 100.00	AA (4)	4,093,240
2,605	5.000%, 4/01/16 (Pre-refunded 4/01/11)	4/11 at 100.00	AA (4)	2,751,714
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,600	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	3,944,484
6,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,512,820
2,070	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	2,216,846
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	1,063,980
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
2,110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	10/08 at 101.00	AAA	2,164,079
	Series 1998B, 5.250%, 10/01/12 (ETM)
3,145	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	A1 (4)	3,480,603
11,300	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	12,029,867
	(Pre-refunded 3/01/10) – MBIA Insured
2,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	2,491,830
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)
1,935	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	1/08 at 100.00	BBB (4)	1,939,876
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second
	Senior Lien Sales Tax Revenue Bonds, Series 2000A:
8,005	5.250%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA	8,485,780
6,500	5.250%, 7/01/30 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA	6,890,390
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,540,280
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – FSA Insured
2,745	Northridge Water District, California, Revenue Certificates of Participation, Series 2001,	2/11 at 101.00	AAA	2,937,589
	5.250%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,358,440
	7/01/36 (Pre-refunded 7/01/12)
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	1,092,890
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
2,540	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/25	9/09 at 101.00	AAA	2,638,806
	(Pre-refunded 9/01/09) – AMBAC Insured

66,965	Total U.S. Guaranteed			71,633,514

	Utilities – 5.7% (3.6% of Total Investments)
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
35	5.000%, 11/15/35	No Opt. Call	A+	32,919
2,215	5.500%, 11/15/37	No Opt. Call	A+	2,242,688
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	5,262,150
	2001A-1, 5.250%, 7/01/20 – FSA Insured
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	769,200
	9/01/31 – XLCA Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%,	1/13 at 100.00	AAA	3,437,108
	1/01/16 – MBIA Insured

11,200	Total Utilities			11,744,065

	Water and Sewer – 7.3% (4.6% of Total Investments)
3,330	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,602,594
	Series 2001W, 5.500%, 12/01/16
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	541,362
	5.000%, 4/01/36 – MBIA Insured
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	1,631,100
	5.250%, 7/01/19 – MBIA Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%,	6/13 at 100.00	AAA	3,244,261
	6/01/17 – FGIC Insured
870	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	910,777
	2006, 5.000%, 12/01/36 – FGIC Insured
1,310	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San	3/12 at 101.00	AAA	1,396,106
	Elijo Wastewater Facilities, Series 2003, 5.000%, 3/01/17 – FSA Insured
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002,	9/12 at 101.00	AAA	3,652,984
	5.250%, 9/01/22 – MBIA Insured

13,975	Total Water and Sewer			14,979,184

$ 314,250	Total Investments (cost $312,968,530) – 159.2%			325,859,401

	Floating Rate Obligations – (4.5)%			(9,170,000)

	Other Assets Less Liabilities – (0.0)%			(7,126)

	Preferred Shares, at Liquidation Value – (54.7)%			(112,000,000)

	Net Assets Applicable to Common Shares – 100%			$ 204,682,275

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Citigroup	$7,000,000	Pay	3-Month USD-LIBOR	5.808%	Semi-Annually	7/01/08	7/01/33	$ 874,176
JPMorgan	9,500,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	875,294

								$1,749,470

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At November 30, 2007, the cost of investments was $303,852,792.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$14,800,176
Depreciation	(1,963,044)

Net unrealized appreciation (depreciation) of investments	$12,837,132

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.